Management of financial risk - Financial assets measured at amortized cost from banking operations (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Disclosure of credit risk exposure
Financial assets measured at amortized cost, Gross carrying amount	¥ 602,291
Financial assets measured at amortized cost, Loss allowance	711
Credit risk
Disclosure of credit risk exposure
Financial assets measured at amortized cost, Gross carrying amount	602,291
Financial assets measured at amortized cost, Loss allowance	(711)
Stage 1 | Credit risk
Disclosure of credit risk exposure
Financial assets measured at amortized cost, Gross carrying amount	602,291
Financial assets measured at amortized cost, Loss allowance	¥ (711)